ORDINARY SHARES AND STATUTORY RESERVE (Statutory reserves and restricted net assets and Dividend) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
ORDINARY SHARES AND STATUTORY RESERVE
Statutory reserve	¥ 175,564	¥ 158,828
Statutory Reserves, Percentage of Appropriation From Net Profit	10.00%
Statutory Reserves, Balance As Percentage to Capital	50.00%
Statutory Reserves for Private Schools Requiring Reasonable Returns, Percentage of Appropriation From Net Profit	25.00%
Statutory Reserves for Private Schools Not Requiring Reasonable Returns, Percentage of Expected Annual Increase in Net Assets	25.00%
Appropriations	¥ 16,736	5,307	¥ 313
Restricted net assets	1,523,198	1,483,412
Dividends, Common Stock, Cash	¥ 0	¥ 0	¥ 0